Consolidated Statements of Changes in Equity $ in Millions, $ in Millions	USD ($)		MXN ($)		Common stock MXN ($)	Additional paid-in capital MXN ($)	Retained earnings MXN ($)	Other equity instruments MXN ($)	Valuation of the effective portion of derivative financial instruments MXN ($)	Exchange differences on translation of foreign operations and associates USD ($)	Exchange differences on translation of foreign operations and associates MXN ($)	Remeasurements of the net defined benefit liability MXN ($)	Equity attributable to equity holders of the parent USD ($)	Equity attributable to equity holders of the parent MXN ($)	Non-controlling interest MXN ($)
Beginning Balance at Dec. 31, 2017			$ 143,309		$ 2,060	$ 45,560	$ 64,397	$ (485)	$ 247		$ 13,968	$ (567)		$ 125,180	$ 18,129
Statement [line items]
Consolidated comprehensive income of the year, net of tax			15,070				13,911							13,911	1,159
Other comprehensive (loss) income, net of tax			(8,451)					(1,039)	(396)		(5,897)	223		(7,109)	(1,342)
Consolidated comprehensive income for the year, net of tax			6,619				13,911	(1,039)	(396)		(5,897)	223		6,802	(183)
Dividends declared			(7,038)				(7,038)							(7,038)
Sale of Philippines operations			(11,140)												(11,140)
Ending Balance (Increase (Decrease) Due to Changes in Accounting Policy Required by IFRSs) at Dec. 31, 2018			(114)				(114)							(114)
Ending Balance (After Adoption) at Dec. 31, 2018			131,636		2,060	45,560	71,156	(1,524)	(149)		8,071	(344)		124,830	6,806
Ending Balance at Dec. 31, 2018			131,750		2,060	45,560	71,270	(1,524)	(149)		8,071	(344)		124,944	6,806
Statement [line items]
Consolidated comprehensive income of the year, net of tax			12,630	[1],[2]			12,101							12,101	529
Other comprehensive (loss) income, net of tax			(7,141)	[1]				(216)	(819)		(5,014)	(511)		(6,560)	(581)
Consolidated comprehensive income for the year, net of tax			5,489	[1]			12,101	(216)	(819)		(5,014)	(511)		5,541	(52)
Dividends declared			(7,440)				(7,437)							(7,437)	(3)
Ending Balance at Dec. 31, 2019			129,685	[3]	2,060	45,560	75,820	(1,740)	(968)		3,057	(855)		122,934	6,751
Statement [line items]
Consolidated comprehensive income of the year, net of tax	$ 521	[4]	10,368				10,307							10,307	61
Other comprehensive (loss) income, net of tax	(368)	[5]	(7,318)
Other comprehensive (loss) income, net of tax			(7,106)						443		(6,070)	(318)		(5,945)	(1,161)
Sale of Joint Venture	(212)									$ (212)			$ (212)
Consolidated comprehensive income for the year, net of tax	153	[5]	3,050				10,307		443		(6,282)	(318)		4,150	(1,100)
Dividends declared			(10,278)				(10,210)							(10,210)	(68)
Ending Balance at Dec. 31, 2020	$ 6,156	[6]	$ 122,457		$ 2,060	$ 45,560	$ 75,917	$ (1,740)	$ (525)		$ (3,225)	$ (1,173)		$ 116,874	$ 5,583

[1]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated – See note 3.18
[3]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[4]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[5]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[6]	Convenience translation to U.S. dollars ($) – See Note 2.2.3